FAUST OPPENHEIM LLP

ATTORNEYS AT LAW

488 MADISON AVENUE

NEW YORK, NEW YORK 10022

July 17, 2013

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Copley Fund, Inc. (the “Fund”)
(File Nos. 2-60951 and 811-2815)

Ladies and Gentlemen:

On behalf of Copley Fund, Inc. (the “Fund”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the form of Prospectus and the Statement of Additional Information relating to the Fund, that would have been filed pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 46 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on July 3, 2013 and became effective on July 3, 2013, is the most recent amendment to the Fund’s Registration Statement.

Please call the undersigned or Petra Davenport at (212) 751-7700 with any questions relating to the filing.

Sincerely,

/s/ David I. Faust

David I. Faust, Partner